S000000598 [Member] Expense Example - Nuveen Michigan Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 502
Expense Example, with Redemption, 3 Years	677
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,414
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,944
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 798